Right of Use Assets and Lease Liabilities	12 Months Ended
Mar. 31, 2026
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Right of Use Assets and Lease Liabilities [Text Block]

8. Right of Use Assets and Lease Liabilities

The Company has recorded Right of Use Assets ("RoU Assets") and Lease Liabilities in its consolidated statement of financial position related to properties for which the Company has entered into lease agreements that expire in more than one year at the inception of the leases. Rental payments on the Right of Use Assets are discounted using 8% and 12% rates of interest and capitalized on the Consolidated Statement of Financial Position as Lease Liabilities. The value of the Right of Use Assets is determined at lease inception and includes the capitalized lease liabilities, incorporate upfront costs incurred and incentives received, and the value is depreciated over the term of the lease. For the year ended March 31, 2026 the Company incurred interest expense of $577,531 (2025 - $531,987; 2024 - $377,026) on the Lease Liabilities, recognized depreciation expense of $874,660 (2025 - $730,803; 2024 - $785,306) on the Right of Use Assets and incurred total rental payments of $1,212,682 (2025 - $957,685; 2024 - $1,050,611).

During the year ended March 31, 2025, GreenPower entered into a lease for a 72,056 square foot property in Riverside, CA where it consolidated its California operations. The lease commenced on January 1, 2025, has termination date of December 31, 2029, and monthly lease payments of $50,439 commencing on May 1, 2025, with annual increases to the monthly lease rate effective January of each year between 2026 and 2029 such that lease rates over the term will range from $50,439 to $56,204. Using an incremental borrowing rate (IBR) of 8%, it resulted in an addition of $2.5 million to RoU assets during the year ended March 31, 2025.

Green Power entered into a contract of lease-purchase with the South Charleston Development Authority (the "lessor") for a property located in South Charleston, West Virginia during the year ended March 31, 2023 which are included in the Company's right of use assets and lease liabilities as at March 31, 2026 and March 31, 2025. Under the terms of the lease the Company is eligible for, and the Lessor has agreed to, a reduction in lease payments of $578,500 based on the Company's employees as at December 31, 2024. GreenPower had suspended monthly lease payments to account for the $578,500 reduction, however, on May 22, 2025 GreenPower received a default notice from the lessor. The lessor's interpretation of the lease is that the $578,500 reduction in lease payments is applied at the end of the lease, and GreenPower is in negotiations with the lessor in regards to this interpretation. The reduction in lease payments has been recognized, and resulted in a reduction of the lease liability of $229,012, and is considered a government grant under IAS 20 and has been presented as a net reduction in RoU assets. Title to the property will be transferred to GreenPower once the sum of total lease payments plus the amount of the forgiveness reaches $6.7 million.

The following table summarizes remaining payments on GreenPower's Lease Liabilities (undiscounted) as at March 31, 2026:

31-Mar-26
1 year	$1,318,698
thereafter	$6,132,207
less amount representing interest expense	$(1,898,642)
Lease liability	$5,552,263
Current Portion of Lease Liabilities	$811,034
Long Term Portion of Lease Liabilities	$4,741,229

Payments on leases that were classified as short-term leases for the year ended March 31, 2026 totaled $112,325 (2025 - $288,303, 2024 - $91,312). Payments on short term leases are recognized in office expense, and remaining payments on short term leases as at March 31, 2026 total $3,083.

The following table summarizes changes in Right of Use Assets during the years ended March 31, 2026 and March 31, 2025:

	March 31, 2026	March 31, 2025
Right of Use Assets, beginning of year	$5,479,555	$4,124,563
Depreciation	(874,660)	(730,803)
Additions to RoU Assets	-	2,506,822
Removal of RoU assets	-	(25,000)
Change from lease modification	-	(167,015)
Change from lease adjustment	(35,559)	(229,012)

Right of Use Assets, end of year	$4,569,336	$5,479,555